NATURE OF THE BUSINESS (Details) - segment	12 Months Ended
	Dec. 31, 2025	Jul. 01, 2025
Disclosure of detailed information about business combination [line items]
Number of reportable segments	3
MLSE Transaction
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		37.50%